Loans (Details)							6 Months Ended
	Dec. 15, 2023 shares	Jul. 10, 2023 shares	May 01, 2023 SFr / shares shares	Dec. 28, 2022 CHF (SFr) SFr / shares shares	Dec. 05, 2022 shares	Sep. 09, 2022 CHF (SFr) SFr / shares shares	Jun. 30, 2024 $ / shares shares	Jun. 30, 2023 shares	Jul. 31, 2023 SFr / shares
Loans [Line Items]
Loan bears interest rate			10.00%
Interest rate			4.99%	5.00%		5.00%
Conversion per share			SFr 28.4
Aggregate of common shares (in Shares) | shares			81,274		555,279			17,500
Exercise price per share			SFr 30.76
Issuance term			5 years			5 years
Loan (in Francs) | SFr				SFr 350,000
Purchase of warrants (in Shares) | shares	81,274	555,556		2,359		2,085
Warrant exercise share				SFr 89.02		SFr 144
Common per share									SFr 17.62
Convertible loan agreement amount (in Francs) | SFr						SFr 600,000
Conversion price per share						SFr 22.4
Trading percentage						120.00%
Weighted average price percentage						90.00%
CHF [Member]
Loans [Line Items]
Aggregate of common shares (in Shares) | shares							443,294
Aggregate cash payments (in Shares) | shares							387,045
Average price (in Dollars per share) | $ / shares							$ 5.07
Conversion price per share						SFr 17.62
CHF [Member]
Loans [Line Items]
Loan amount (in Shares) | shares			2,500,000